Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Panagram AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Panagram AAA CLO ETF
Class Name	Panagram AAA CLO ETF
Trading Symbol	CLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Panagram AAA CLO ETF for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.cloxfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Panagram AAA CLO ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the Fund’s Net Asset Value (“NAV”) reached $72.7 million, from $35.3 million as of the beginning of the 12-month period. The Fund’s investment composition comprised of 102.7% CLO AAA bonds and -2.7% cash and other. For the 12-month period ended August 31, 2024, the Fund issued 1,550,000 new shares at a weighted average price of $25.39 per share, raising $39.3 million in equity.
As of August 31, 2024, the Fund’s NAV was $25.51 per share, which was up from $25.25 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2024, the Fund returned 7.55% on a NAV basis and 7.73% on a market price basis. Comparatively, the Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index and the J.P. Morgan CLO AAA Index, had returns of 7.30% and 7.65% for the same period. From inception through August 31, 2024, the Fund returned 8.03% on a NAV basis and 8.21% on a market price basis. Comparatively, the Fund’s benchmarks had returns of 5.43% and 8.03% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Panagram AAA CLO ETF NAV	7.55	8.03
Panagram AAA CLO ETF Market	7.73	8.21
Bloomberg U.S. Aggregate Bond Index	7.30	5.43
JP Morgan CLOIE AAA Total Return Index	7.65	8.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.cloxfund.com for more recent performance information. Visit http://www.cloxfund.com for more recent performance information.
Net Assets	$ 72,709,387
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 103,816
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$72,709,387
Number of Holdings	46
Net Advisory Fee	$103,816
Portfolio Turnover	19%
30-Day SEC Yield	6.56%
30-Day SEC Yield Unsubsidized	6.56%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Madison Park Funding XXXIV Ltd.	5.5%
OHA Credit Partners XVI Ltd.	5.4%
Aimco CLO 10 Ltd.	4.1%
Ares XLI CLO Ltd.	4.1%
Elmwood CLO 26 Ltd.	3.8%
CIFC Funding 2017-I Ltd.	3.8%
Ares Loan Funding IV Ltd.	2.8%
Palmer Square CLO 2023-1 Ltd.	2.8%
Madison Park Funding LXII Ltd.	2.8%
Ares LVI CLO Ltd.	2.8%

Updated Prospectus Web Address	http://www.cloxfund.com